Supplemental Information - Employee Compensation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 31,867	$ 46,646
Operating
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	9,065	12,918
General and administrative
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 22,802	$ 33,728